Commitments Significant Contracts and Contingencies	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Commitments Significant Contracts and Contingencies
Commitments, Significant Contracts and Contingencies

13. Commitments, Significant Contracts and Contingencies

Right-of-Use Assets - Operating Lease

The corporate office and R&D laboratory are located in Kelowna, British Columbia, Canada. The related lease was renewed until November 15, 2028.  In addition to minimum lease payments, the lease requires us to pay property taxes and other operating costs which are subject to annual adjustments.

	May 31, 2025	August 31, 2024

Right of use assets - operating leases	$156,748	$167,446
Amortization	(42,733)	(32,603)
Total lease assets	114,015	134,843
Liabilities:	156,748	163,967
Lease payments	(56,129)	(33,273)
Interest accretion	15,967	6,672
Total lease liabilities	116,586	137,366

Operating lease cost	$114,015	$134,843
Operating cash flows for lease	$(56,129)	$(33,273)
Remaining lease term	3.46 Years	4.21 Years
Discount rate	7.25%	7.25%

Pursuant to the terms of the Company’s lease agreements in effect, the following table summarizes the Company’s maturities of operating lease liabilities as of May 31, 2025:

2025 (three months remaining)	$9,336
2026	37,345
2027	38,642
2028	38,901
2029	8,104
Thereafter	-
Total lease payments	132,328
Less: imputed interest	(15,742)
Present value of operating lease liabilities	116,586
Less: current obligations under leases	(29,872)
Total	$86,714
14. Commitments, Significant Contracts and Contingencies

Right of Use Assets - Operating Lease

Corporate offices and R&D lab space is leased in Kelowna, British Columbia, Canada which lease was renewed during fiscal 2023 until November 15, 2028. In addition to minimum lease payments, the lease requires us to pay property taxes and operating costs which are subject to annual adjustments.

	August 31, 2024	August 31, 2023
	$	$
Right of use assets - operating leases	167,446	52,444
Remeasurement related to lease extension	-	156,566
Amortization	(32,603)	(41,564)
Total lease assets	134,843	167,446
Liabilities:	163,967	49,988
Remeasurement related to lease extension	-	156,566
Lease payments	(33,273)	(44,814)
Interest accretion	6,672	2,227
Total lease liabilities	137,366	163,967

Operating lease cost	134,843	167,446
Operating cash flows for lease	(33,273)	44,814
Remaining lease term	4.21 Years	5.17 Years
Discount rate	7.25%	7.25%

Pursuant to the terms of the Company’s lease agreements in effect at August 31, 2024, the following table summarizes the Company’s maturities of operating lease liabilities:

Fiscal Year	Amount
2024	$-
2025	37,094
2026	37,345
2027	38,641
2028	38,901
2029	8,104
Thereafter	-
Total lease payments	160,085
Less: imputed interest	(22,719)
Present value of operating lease liabilities	137,366
Less: current obligations under leases	(28,047)
Total	$109,319